Dividends	12 Months Ended
Jun. 30, 2020
Dividends
Dividends

12 Dividends

Dividends paid in the year were $29,554,000 (2019: $29,615,000; 2018: $29,555,000) equivalent to $0.18 (2019: $0.18; 2018: $0.18) per share. The pounds sterling equivalents were £23,229,000 (2019: £23,326,000; 2018: £21,982,000) equivalent to £0.14 (2019: £0.14; 2018: £0.13) per share.